Other Receivables	12 Months Ended
Mar. 31, 2022
Other Receivables [abstract]
OTHER RECEIVABLES

NOTE 7 — OTHER RECEIVABLES

Other receivables consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$43,168,720	$30,146,595
GST and other taxes	7,770,370	5,426,387
	$50,939,090	$35,572,982